COMMITMENTS, CONTINGENCIES AND GUARANTEES (Details) R$ in Millions, $ in Millions, $ in Millions		12 Months Ended
	Dec. 22, 2020 USD ($)	Dec. 31, 2020 USD ($) site MW	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 COP ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2017
Disclosure of finance lease and operating lease by lessee [line items]
Development project cost		$ 491			$ 36
Losses on litigation settlements	$ 231
Litigation awarded amount, additional percentage of annual non-compounding interest	9.00%
Litigation awarded amount, additional interest percentage on judgment amount	9.00%
Borrowings		12,822			11,958
Letters of Credit | Sudsidiary
Disclosure of finance lease and operating lease by lessee [line items]
Borrowings		687			$ 639
TerraForm Power | Brookfield Renewable
Disclosure of finance lease and operating lease by lessee [line items]
Proportion of ownership interest in joint venture						51.00%
Less than 1 year
Disclosure of finance lease and operating lease by lessee [line items]
Payments for development project expenditure		340
Payments for development project expenditure		340
In Two Years
Disclosure of finance lease and operating lease by lessee [line items]
Payments for development project expenditure		146
Payments for development project expenditure		146
Thereafter
Disclosure of finance lease and operating lease by lessee [line items]
Payments for development project expenditure		5
Payments for development project expenditure		5
270 MW Wind Portfolio
Disclosure of finance lease and operating lease by lessee [line items]
Other cash payments to acquire interests in joint ventures, classified as investing activities		$ 10	R$ 54
Wind power capacity | MW		270
Proportion of ownership interest in joint venture		25.00%	25.00%	25.00%
845 MW Solar Portfolio
Disclosure of finance lease and operating lease by lessee [line items]
Other cash payments to acquire interests in joint ventures, classified as investing activities		$ 700
Wind power capacity | MW		845
Proportion of ownership interest in joint venture		25.00%	25.00%	25.00%
360 and 700 MW Solar Portfolio
Disclosure of finance lease and operating lease by lessee [line items]
Other cash payments to acquire interests in joint ventures, classified as investing activities		$ 810
Proportion of ownership interest in joint venture		24.00%	24.00%	24.00%
360 MW Portfolio
Disclosure of finance lease and operating lease by lessee [line items]
Solar power capacity | MW		360
360 and 700 MW Portfolio
Disclosure of finance lease and operating lease by lessee [line items]
Number of operating and under construction sites | site		600
700 MW Portfolio
Disclosure of finance lease and operating lease by lessee [line items]
Solar power capacity | MW		700
40 MW Hydro Portfolio
Disclosure of finance lease and operating lease by lessee [line items]
Other cash payments to acquire interests in joint ventures, classified as investing activities		$ 111		$ 411,000
Proportion of ownership interest in joint venture		24.00%	24.00%	24.00%
Hydro power capacity | MW		40
38 MW Solar Portfolio
Disclosure of finance lease and operating lease by lessee [line items]
Other cash payments to acquire interests in joint ventures, classified as investing activities		$ 41		$ 153,000
Proportion of ownership interest in joint venture		24.00%	24.00%	24.00%
Hydro power capacity | MW		38